Goodwill and Other Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 452.2	$ 428.8	$ 470.6
Assets held for sale			(33.9)
Accumulated impairment losses	(290.7)	(290.7)	(290.7)
Beginning balance	138.1	146.0
Divestiture		(1.6)
Impairment loss	0.0
Currency translation adjustment	(16.3)	(6.3)
Ending balance	$ 161.5	138.1	146.0
Percentage of fair value in excess of carrying amount	100.00%
North America Segment
Goodwill [Line Items]
Goodwill	$ 112.7	76.4	112.1
Assets held for sale			(33.9)
Accumulated impairment losses	(13.2)	(13.2)	(13.2)
Beginning balance	63.2	65.0
Divestiture		(1.6)
Goodwill acquired	39.7
Currency translation adjustment	(3.4)	(0.2)
Ending balance	99.5	63.2	65.0
Asia Pacific Segment
Goodwill [Line Items]
Goodwill	37.6	40.0	41.3
Assets held for sale			0.0
Accumulated impairment losses	0.0	0.0	0.0
Beginning balance	40.0	41.3
Divestiture		0.0
Goodwill acquired	0.0
Currency translation adjustment	(2.4)	(1.3)
Ending balance	37.6	40.0	41.3
Asia Pacific Segment | Asia Pacific Reporting Unit [Member]
Goodwill [Line Items]
Amount of fair value in excess of carrying amount	$ 149.4
Percentage of fair value in excess of carrying amount	56.50%
EMEA Segment
Goodwill [Line Items]
Goodwill	$ 168.7	168.7	168.7
Assets held for sale			0.0
Accumulated impairment losses	(168.7)	(168.7)	(168.7)
Beginning balance	0.0	0.0
Divestiture		0.0
Goodwill acquired	0.0
Currency translation adjustment	0.0	0.0
Ending balance	0.0	0.0	0.0
Latin America Segment
Goodwill [Line Items]
Goodwill	133.2	143.7	148.5
Assets held for sale			0.0
Accumulated impairment losses	(108.8)	(108.8)	(108.8)
Beginning balance	34.9	39.7
Divestiture		0.0
Impairment loss			70.0
Goodwill acquired	0.0
Currency translation adjustment	(10.5)	(4.8)
Ending balance	24.4	$ 34.9	$ 39.7
Latin America Segment | Latin America Reporting Unit [Member]
Goodwill [Line Items]
Amount of fair value in excess of carrying amount	$ 7.2
Percentage of fair value in excess of carrying amount	1.30%